                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-4014

(Exact name of registrant as specified in charter): Meridian Fund, Inc.

(Address of principal executive offices):          60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

(Name and address of agent for service):           Gregg B. Keeling
                                                   60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

Registrant's telephone number:                     (415) 461-8770

Date of fiscal year end:                           June 30, 2006

Date of reporting period:                          September 30, 2006

ITEM 1 - SCHEDULE OF INVESTMENTS

MERIDIAN EQUITY INCOME FUND(R)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                Shares           Value**
                                           ---------------   ---------------


COMMON STOCK - 95.7%

  APPAREL - 2.6%
     VF Corp. ..........................        10,350         $   755,033


  AUTO COMPONENTS - 2.6%
     Autoliv, Inc. (Sweden).............        13,675             753,629


  BANKING - 5.2%
     Comerica, Inc. ....................        12,875             732,845
     Regions Financial Corp. ...........        20,875             767,991
                                                               -----------
                                                                 1,500,836

  BASIC MATERIALS - 2.6%
     PPG Industries, Inc. ..............        11,425             766,389


  BROKERAGE & MONEY MANAGEMENT - 5.7%
     Mellon Financial Corp. ............        20,150             787,865
     Waddell & Reed Financial, Inc.
       Class A..........................        34,625             856,969
                                                               -----------
                                                                 1,644,834

  BUSINESS PRODUCTS - 2.7%
     Diebold, Inc. .....................        18,200             792,246


  BUSINESS SERVICES - 5.3%
     ABM Industries, Inc. ..............        41,400             776,664
     R. R. Donnelley & Sons Co. ........        23,300             767,968
                                                               -----------
                                                                 1,544,632

  CHEMICALS - 2.6%
     RPM International, Inc. ...........        40,150             762,448

  CONSUMER PRODUCTS - 5.3%
     Newell Rubbermaid, Inc. ...........        27,350             774,552
     Reynolds American, Inc. ...........        12,250             759,132
                                                               -----------
                                                                 1,533,684

  DIVERSIFIED OPERATIONS - 2.7%
     E.I. du Pont de Nemours & Co. .....        18,175             778,617


  ELECTRICAL EQUIPMENT - 5.4%
     Emerson Electric Co. ..............         9,300             779,898
     Hubbell, Inc. Class B..............        16,250             778,375
                                                               -----------
                                                                 1,558,273

  FURNITURE & FIXTURES - 2.7%
     Leggett & Platt, Inc. .............        31,600             790,948


  HEALTHCARE PRODUCTS - 2.5%
     Johnson & Johnson..................        11,225             728,951


  INDUSTRIAL PRODUCTS - 5.3%
     Bemis Co. .........................        23,775             781,247
     Briggs & Stratton Corp. ...........        27,075             745,916
                                                               -----------
                                                                 1,527,163

  INDUSTRIAL SERVICES - 5.4%
     Genuine Parts Co. .................        17,875             770,949
     Waste Management, Inc. ............        21,350             783,118
                                                               -----------
                                                                 1,554,067

  INSURANCE - 5.3%
     Lincoln National Corp. ............        12,525             777,552
     Mercury General Corp. .............        15,300             759,033
                                                               -----------
                                                                 1,536,585

  INSURANCE BROKERS - 2.8%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................        21,450             815,100


  OFFICE SUPPLIES - 2.7%
     Avery Dennison Corp. ..............        12,890             775,591


  OIL & GAS - 2.8%
     Chevron Corp. .....................        12,325             799,400


  PAPER/FOREST PRODUCTS - 5.2%
     Kimberly-Clark Corp. ..............        11,335             740,856
     Sonoco Products Co. ...............        22,475             756,059
                                                               -----------
                                                                 1,496,915

  PHARMACEUTICALS - 2.7%
     Eli Lilly & Co. ...................        13,850             789,450


MERIDIAN EQUITY INCOME FUND(R)

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                Shares           Value**
                                           ---------------   ---------------

COMMON STOCK (continued)


  REAL ESTATE - 2.6%
     Equity Residential (a).............        14,800         $   748,584


  RESTAURANTS - 2.6%
     IHOP Corp. ........................        16,000             741,600


  RETAIL - 5.1%
     Cato Corp. (The) Class A...........        33,500             733,985
     Limited Brands, Inc. ..............        28,375             751,654
                                                               -----------
                                                                 1,485,639

  TELECOMMUNICATIONS SERVICES - 2.7%
     BellSouth Corp. ...................        18,000             769,500

  TOYS - 2.6%
     Mattel, Inc. ......................        38,850             765,345


  TOTAL INVESTMENTS - 95.7%
     (Identified cost $25,372,980)........................      27,715,459


CASH AND OTHER ASSETS, LESS LIABILITIES - 4.3%............       1,241,569
                                                               -----------


NET ASSETS - 100.0%.......................................     $28,957,028
                                                               ===========




The aggregate book cost is $25,372,980.

The aggregate gross unrealized appreciation is $2,651,883.
The aggregate gross unrealized depreciation is $(309,404).
The net unrealized appreciation is $2,342,479.

 (a)  Real Estate Investment Trust (REIT)

  ** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN GROWTH FUND(R)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                  Shares                 Value**
                                           --------------------   --------------------


COMMON STOCK - 95.2%

  AEROSPACE/DEFENSE - 2.0%
     BE Aerospace, Inc.*................              1,658,400      $  $34,975,656


  APPAREL - 1.9%
     Carter's, Inc.*....................              1,310,935          34,595,575


  BANKING - 4.1%
     SVB Financial Group*...............                777,400          34,703,136
     UCBH Holdings, Inc. ...............              2,179,216          38,049,111
                                                                     --------------
                                                                         72,752,247

  BROKERAGE & MONEY MANAGEMENT - 5.0%
     Affiliated Managers Group, Inc.*...                446,745          44,723,642
     T. Rowe Price Group, Inc. .........                932,950          44,641,658
                                                                     --------------
                                                                         89,365,300

  BUSINESS PRODUCTS - 2.5%
     Diebold, Inc. .....................                998,325          43,457,087


  BUSINESS SERVICES - 4.0%
     CSG Systems International, Inc.*...              1,525,630          40,322,401
     Mercury Interactive Corp.*.........                584,000          30,093,520
                                                                     --------------
                                                                         70,415,921

  CELLULAR COMMUNICATIONS - 3.2%
     American Tower Corp. Class A*......              1,542,400          56,297,600


  CHEMICALS - 2.1%
     RPM International, Inc. ...........              1,988,610          37,763,704


  CONSTRUCTION - 2.0%
     Granite Construction, Inc. ........                680,585          36,309,210


  CONSUMER SERVICES - 4.1%
     Regis Corp. .......................              1,057,000          37,893,450
     Rollins, Inc. .....................              1,650,587          34,843,892
                                                                     --------------
                                                                         72,737,342
  HEALTHCARE PRODUCTS - 7.6%
     C. R. Bard, Inc. ..................                590,975          44,323,125
     DENTSPLY International, Inc. ......              1,526,000          45,947,860
     Edwards Lifesciences Corp.*........                970,485          45,214,896
                                                                     --------------
                                                                        135,485,881

  HEALTHCARE SERVICES - 7.3%
     Cerner Corp.*......................                935,230          42,459,442
     DaVita, Inc.*......................                765,000          44,270,550
     Laboratory Corp. of America
       Holdings*........................                658,700          43,190,959
                                                                     --------------
                                                                        129,920,951

  HOTELS & LODGING - 2.3%
     Las Vegas Sands Corp.*.............                605,000          41,351,750


  INDUSTRIAL PRODUCTS - 4.3%
     Airgas, Inc. ......................              1,133,575          41,001,408
     Dionex Corp.*......................                704,967          35,911,019
                                                                     --------------
                                                                         76,912,427

  INDUSTRIAL SERVICES - 8.2%
     Allied Waste Industries, Inc.*.....              3,514,725          39,610,951
     EGL, Inc.*.........................                863,318          31,459,308
     Republic Services, Inc. ...........                996,100          40,053,181
     United Rentals, Inc.*..............              1,502,300          34,928,475
                                                                     --------------
                                                                        146,051,915

  INSURANCE - 2.4%
     Mercury General Corp. .............                845,476          41,944,064


  INSURANCE BROKERS - 2.8%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................              1,289,930          49,017,340


  LEISURE & AMUSEMENT - 2.5%
     Royal Caribbean Cruises, Ltd. .....              1,149,965          44,630,142


  REAL ESTATE - 0.9%
     Host Hotels & Resorts, Inc. (a)....                678,050          15,547,686


MERIDIAN GROWTH FUND(R)

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                 Value**
                                           --------------------   --------------------

COMMON STOCK (continued)


  RESTAURANTS - 4.0%
     CBRL Group, Inc. ..................                879,688      $   35,565,786
     Ruby Tuesday, Inc. ................              1,230,000          34,673,700
                                                                     --------------
                                                                         70,239,486

  RETAIL - 11.6%
     Bed Bath & Beyond, Inc.*...........              1,078,900          41,278,714
     Claire's Stores, Inc. .............              1,202,740          35,071,898
     Foot Locker, Inc. .................              1,462,825          36,936,331
     PetSmart, Inc. ....................              1,281,000          35,547,750
     Ross Stores, Inc. .................              1,206,300          30,652,083
     Zale Corp.*........................                939,150          26,052,021
                                                                     --------------
                                                                        205,538,797

  TECHNOLOGY - 1.0%
     Zebra Technologies Corp. Class A*..                479,406          17,133,970


  TECH-HARDWARE - 3.8%
     American Power Conversion Corp. ...              1,556,573          34,182,343
     Vishay Intertechnology, Inc.*......              2,398,250          33,671,430
                                                                     --------------
                                                                         67,853,773

  TECH-SOFTWARE - 5.0%
     Advent Software, Inc.*.............              1,066,438          38,615,720
     Cognos, Inc. (Canada)*.............                929,065          33,910,873
     Getty Images, Inc.*................                308,000          15,301,440
                                                                     --------------
                                                                         87,828,033

  TRANSPORTATION - 0.6%
     AirTran Holdings, Inc.*............              1,108,500          10,996,320


  TOTAL COMMON STOCK - 95.2%
     (Identified cost $1,348,638,300)..........................       1,689,122,177
                                                                     --------------

U.S. GOVERNMENT OBLIGATIONS - 1.7%
     U.S. Treasury Bill @ 5.057%
     due 11/09/06
     (Face Value $15,000,000)..................................          14,917,833
     U.S. Treasury Bill @ 4.912%
     due 12/14/06
     (Face Value $15,000,000)..................................          14,856,915
                                                                     --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $29,768,146)................................          29,774,748
                                                                     --------------

  TOTAL INVESTMENTS - 96.9%
  (Identified cost $1,378,406,446).............................       1,718,896,925

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.1%.................          55,610,511
                                                                     --------------


NET ASSETS - 100.0%............................................      $1,774,507,436
                                                                     ==============




The aggregate book cost is $1,378,406,446.

The aggregate gross unrealized appreciation is  $349,269,713.
The aggregate gross unrealized depreciation is $(8,779,234).
The net unrealized appreciation is $340,490,479.

 (a)  Real Estate Investment Trust (REIT)

   *  Non-income producing securities.

  ** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN VALUE FUND(R)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                  Shares                 Value**
                                           --------------------   --------------------


COMMON STOCK - 94.7%

  AEROSPACE/DEFENSE - 2.0%
     BE Aerospace, Inc.*................              1,626,800      $  $34,309,212


  AGRICULTURE - 1.3%
     Bunge, Ltd. .......................                379,900          22,015,205


  APPAREL - 1.1%
     Liz Claiborne, Inc. ...............                472,300          18,660,573


  BANKING - 8.6%
     AMVESCAP PLC ADR (United Kingdom)..                926,900          20,317,648
     Annaly Capital Management,
       Inc.(a)..........................              1,329,800          17,473,572
     Federated Investors, Inc. Class B..                785,700          26,564,517
     JPMorgan Chase & Co. ..............              1,080,000          50,716,800
     Regions Financial Corp. ...........                857,000          31,529,030
                                                                     --------------
                                                                        146,601,567

  BASIC MATERIALS - 1.5%
     Barrick Gold Corp. (Canada)........                844,000          25,927,680


  BUSINESS PRODUCTS - 1.8%
     Diebold, Inc. .....................                717,400          31,228,422


  CONSUMER PRODUCTS - 6.8%
     Newell Rubbermaid, Inc. ...........              1,798,500          50,933,520
     Pactiv Corp.*......................              1,621,792          46,091,329
     Universal Corp. ...................                498,400          18,206,552
                                                                     --------------
                                                                        115,231,401
  CONSUMER PRODUCTS/FOOD & BEVERAGE - 4.2%
     Anheuser-Busch Cos., Inc. .........                794,600          37,751,446
     International Flavors & Fragrances,
       Inc. ............................                861,100          34,047,894
                                                                     --------------
                                                                         71,799,340

  ENERGY - 4.3%
     El Paso Corp. .....................              1,174,300          16,017,452
     GlobalSanteFe Corp. ...............                348,900          17,441,511
     Hanover Compressor Co.*............              1,424,300          25,950,746
     Tidewater, Inc. ...................                299,500          13,234,905
                                                                     --------------
                                                                         72,644,614

  HEALTHCARE PRODUCTS - 4.7%
     Baxter International, Inc. ........              1,050,200          47,742,092
     Beckman Coulter, Inc. .............                376,100          21,648,316
     Thoratec Corp.*....................                616,700           9,626,687
                                                                     --------------
                                                                         79,017,095

  HEALTHCARE SERVICES - 1.5%
     AmerisourceBergen Corp. ...........                566,100          25,587,720


  INDUSTRIAL PRODUCTS - 5.0%
     Cabot Corp. .......................                492,900          18,335,880
     Dionex Corp.*......................                126,705           6,454,353
     General Electric Co. ..............                241,400           8,521,420
     Manitowoc Co., Inc. (The)..........                374,300          16,764,897
     Sealed Air Corp. ..................                407,500          22,053,900
     Spartech Corp. ....................                467,000          12,501,590
                                                                     --------------
                                                                         84,632,040

  INDUSTRIAL SERVICES - 7.3%
     Allied Waste Industries, Inc.*.....              3,810,600          42,945,462
     Sysco Corp. .......................              1,010,200          33,791,190
     Waste Management, Inc. ............              1,292,100          47,394,228
                                                                     --------------
                                                                        124,130,880
  INFORMATION TECHNOLOGY SERVICES - 1.7%
     BearingPoint, Inc.*................              3,580,000          28,138,800


  INSURANCE - 2.6%
     Everest Re Group, Ltd. (Barbados)..                173,800          16,950,714
     XL Capital, Ltd. Class A
       (Bermuda)........................                395,000          27,136,500
                                                                     --------------
                                                                         44,087,214

MERIDIAN VALUE FUND(R)

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                 Value**
                                           --------------------   --------------------

COMMON STOCK (continued)



  INSURANCE BROKERS - 2.4%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................              1,093,600      $   41,556,800


  OIL & GAS - 1.7%
     Kinder Morgan Management, LLC.*....                674,070          28,459,232


  PHARMACEUTICALS - 3.7%
     MedImmune, Inc.*...................                885,200          25,856,692
     Schering-Plough Corp. .............              1,656,400          36,589,876
                                                                     --------------
                                                                         62,446,568

  PUBLISHING - 0.7%
     Pearson PLC ADR (United Kingdom)...                780,500          11,114,320


  REAL ESTATE - 6.7%
     Apartment Investment & Management
       Co. Class A(a)...................                800,900          43,576,969
     Equity Residential(a)..............                862,300          43,615,134
     Healthcare Realty Trust, Inc.(a)...                694,100          26,660,381
                                                                     --------------
                                                                        113,852,484

  RESTAURANTS - 1.3%
     Ruby Tuesday, Inc. ................                785,600          22,146,064


  RETAIL - 5.9%
     HOT Topic, Inc.*...................              1,217,300          13,560,722
     Jean Coutu Group, Inc. Class A
       (Canada).........................                782,300           8,321,670
     Rent-A-Center, Inc.*...............                349,500          10,236,855
     Ross Stores, Inc. .................              1,073,900          27,287,799
     Safeway, Inc. .....................              1,366,300          41,467,205
                                                                     --------------
                                                                        100,874,251

  TECHNOLOGY - 8.8%
     Analog Devices, Inc. ..............                905,000          26,597,950
     Entegris, Inc.*....................              2,448,700          26,715,317
     Intersil Corp. Class A.............                467,300          11,472,215
     Symbol Technologies, Inc. .........              2,004,800          29,791,328
     Tektronix, Inc. ...................                297,900           8,618,247
     Western Digital Corp.*.............                927,300          16,784,130
     Xilinx, Inc. ......................                540,300          11,859,585
     Zebra Technologies Corp. Class A*..                467,072          16,693,153
                                                                     --------------
                                                                        148,531,925

  TELECOMMUNICATIONS EQUIPMENT - 2.3%
     Nokia Oyj ADR (Finland)............              1,965,200          38,694,788


  TELECOMMUNICATIONS SERVICES - 3.3%
     Alltel Corp. ......................                651,500          36,158,250
     DIRECTV Group, Inc. (The)*.........                965,000          18,991,200
                                                                     --------------
                                                                         55,149,450

  UTILITIES - 3.5%
     Dynegy, Inc. Class A*..............              3,235,300          17,923,562
     Hawaiian Electric Industries,
       Inc. ............................                601,075          16,265,090
     TECO Energy, Inc. .................              1,655,200          25,903,880
                                                                     --------------
                                                                         60,092,532

  TOTAL COMMON STOCK - 94.7%
     (Identified cost $1,412,751,031)..........................       1,606,930,177
                                                                     --------------


MERIDIAN VALUE FUND(R)

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                         Value**
                                                                  --------------------



U.S. GOVERNMENT OBLIGATIONS - 1.8%
     U.S. Treasury Bill @ 5.057% due 11/09/06 (Face Value
     $15,000,000)..............................................      $   14,917,833
     U.S. Treasury Bill @ 4.912% due 12/14/06 (Face Value
     $15,000,000)..............................................          14,856,915
                                                                     --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $29,768,146)................................          29,774,748
                                                                     --------------

  TOTAL INVESTMENTS - 96.5%
  (Identified cost $1,442,519,177).............................       1,636,704,925


CASH AND OTHER ASSETS, LESS LIABILITIES - 3.5%.................          59,234,554
                                                                     --------------

NET ASSETS - 100.0%............................................      $1,695,939,479
                                                                     ==============




The aggregate book cost is $1,442,519,177.

The aggregate gross unrealized appreciation is $213,678,179.
The aggregate gross unrealized depreciation is $(19,492,431).
The net unrealized appreciation is $194,185,748.

 (a)  Real Estate Investment Trust (REIT)

ADR - American Depository Receipt.

   *  Non-income producing securities.

  ** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

ITEM 2 - CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith
--------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Meridian Fund, Inc.

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: October 30, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregg B. Keeling
    ----------------------------
    Gregg B. Keeling
    CFO & Treasurer

Date: October 30, 2006

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: October 30, 2006